Long-Term Investments (Details)		12 Months Ended
	Jun. 24, 2022 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 24, 2022 HKD ($)
Long-Term Investments [Line Items]
Partnership agreement			$ 256,420
Additional investments		1,900,000	1,747,784	$ 256,420
Investment amount			1,747,784
investment deposit		$ 500,000
Limited Partnership [Member]
Long-Term Investments [Line Items]
Partnership agreement	$ 256,420				$ 2,000,000
Partnership interest, percentage	20.00%